Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair value measurement
Fair value measurement

C2  Fair value measurement

The Group holds financial investments in accordance with IAS 39, whereby subject to specific criteria, financial instruments are required to be accounted for under one of the following categories:

-	Financial assets and liabilities at fair value through profit or loss – this comprises assets and liabilities designated by management as fair value through profit or loss on inception and derivatives. This includes instruments that are managed and the performance evaluated on a fair value basis, including liabilities related to net assets attributable to unit holders of consolidated investment funds and policyholder liabilities for investment contracts without discretionary participation features. All investments within this category are measured at fair value with all changes thereon being recognised in investment return in the income statement.
-	Financial investments on an available-for-sale basis – this comprises assets that are designated by management as available-for-sale and/or do not fall into any of the other categories. These assets are initially recognised at fair value plus attributable transaction costs and are subsequently measured at fair value. Interest and/or dividend income is recognised in the income statement. Unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses. Up until the demerger of Jackson in 2021, the majority of the debt securities held by Jackson were designated as ‘available-for-sale’ in the Group's financial statement. Subsequent to the demerger, the Group has designated its retained interest in Jackson (as described in note D1.2) as ‘available-for-sale’ equity securities.
-	Loans and receivables – except for those designated as fair value through profit or loss or available-for-sale, these instruments comprise non-quoted investments that have fixed or determinable payments. These instruments include loans collateralised by mortgages, deposits, loans to policyholders and other unsecured loans and receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. When assets held at amortised cost are subject to impairment testing, estimated future cash flows are compared to the carrying value of the asset. The estimated future cash flows are discounted using the financial asset's original or variable effective interest rate and exclude credit losses that have not yet been incurred. If, in subsequent periods, an impaired loan or receivable recovers in value (in part or in full) and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

The Group uses the trade date method to account for regular purchases and sales of financial assets.

C2.1    Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of current market bid prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm's-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the carrying value of loans and receivables is presented net of provisions for impairment. The fair value of loans is estimated from discounted cash flows expected to be received. The discount rate used is updated for the market rate of interest where applicable.

The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than subordinated debt, senior debt and derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades.

When prices are not available from pricing services, quotes are sourced directly from brokers. Prudential seeks to obtain a number of quotes from different brokers so as to obtain the most comprehensive information available on their executability. The selected quote is the one which best represents an executable quote for the security at the measurement date.

Generally, no adjustment is made to the prices obtained from independent third parties. Adjustments are made in only limited circumstances, where it is determined that the third-party valuations obtained do not reflect fair value (eg either because the value is stale and/or the values are extremely diverse in range). Securities valued in such manner are classified as level 3 where these significant inputs are not based on observable market data.

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

C2.2Fair value measurement hierarchy of Group assets and liabilities

(a)	Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 'Fair Value Measurement' defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

All assets and liabilities held at fair value are classified as fair value through profit or loss, except for $909 million of financial assets classified as available-for-sale at 31 December 2021 (31 December 2020: nil for continuing operations), of which $683 million related to the Group’s retained interest in Jackson’s equity securities. All assets and liabilities held at fair value are measured on a recurring basis. As of 31 December 2021, the Group did not have any financial instruments that are measured at fair value on a non-recurring basis.

Financial instruments at fair value

	31 Dec 2021 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Continuing operations		note (i)	note (ii)
Loans	—	616	5	621
Equity securities and holdings in collective investment schemes	54,107	6,917	577	61,601
Debt securities	76,049	22,987	58	99,094
Other investments (including derivative assets)	359	122	—	481
Derivative liabilities	(146)	(116)	—	(262)
Total financial investments, net of derivative liabilities	130,369	30,526	640	161,535
Investment contract liabilities without discretionary participation features	—	(814)	—	(814)
Net asset value attributable to unit holders of consolidated investment funds	(5,618)	(46)	—	(5,664)
Total financial instruments at fair value for continuing operations	124,751	29,666	640	155,057
Percentage of total ()%	81%	19%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value
With-profits	82,489	15,438	506	98,433
Unit-linked	24,024	2,343	5	26,372
Non-linked shareholder-backed business	23,856	12,745	129	36,730
Total financial investments net of derivative liabilities, at fair value	130,369	30,526	640	161,535
Percentage of total continuing operations ()%	81%	19%	0%	100%

Total financial investments, net of derivative liabilities at fair value	130,369	30,526	640	161,535
Other financial liabilities at fair value	(5,618)	(860)	—	(6,478)
Group total financial instruments at fair value	124,751	29,666	640	155,057

	31 Dec 2020 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	416	3,461	3,877
Equity securities and holdings in collective investment schemes	272,863	5,224	548	278,635
Debt securities	75,998	49,769	62	125,829
Other investments (including derivative assets)	123	2,477	1,866	4,466
Derivative liabilities	(298)	(184)	—	(482)
Total financial investments, net of derivative liabilities	348,686	57,702	5,937	412,325
Investment contract liabilities without discretionary participation features	—	(792)	—	(792)
Net asset value attributable to unit holders of consolidated investment funds	(5,464)	(17)	(494)	(5,975)
Other financial liabilities held at fair value	-	-	(3,589)	(3,589)
Total financial instruments at fair value	343,222	56,893	1,854	401,969
Percentage of total ()%	86%	14%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value, from continuing operations:
With-profits	78,203	11,481	395	90,079
Unit-linked	25,144	1,075	-	26,219
Non-linked shareholder-backed business	20,999	12,068	89	33,156
Total financial investments, net of derivative liabilities at fair value	124,346	24,624	484	149,454
Other financial liabilities at fair value	(5,464)	(809)	-	(6,273)
Total financial instruments, net of derivative liabilities, at fair value from continuing operations	118,882	23,815	484	143,181
Percentage of total continuing operations ()%	83%	17%	0%	100%

Total financial instruments, net of derivative liabilities, at fair value from discontinued US operations	224,340	33,078	1,370	258,788
Group total financial instruments at fair value	343,222	56,893	1,854	401,969

Notes

(i)

For continuing operations, of the total level 2 debt securities of $22,987 million at 31 December 2021 (31 December 2020: $18,868 million), $24 million (31 December 2020: $140 million) are valued internally.

(ii)

At 31 December 2021, the Group held $640 million (31 December 2020: $484 million) of net financial instruments at fair value within level 3 from continuing operations. This represents less than 0.5 per cent of the total fair valued financial assets, net of financial liabilities, for both years.

Of this amount, equity securities from continuing operations of $1 million (31 December 2020: $2 million) are internally valued, representing less than 0.1 per cent of the total fair valued financial assets net of financial liabilities for both years. Internal valuations are inherently more subjective than external valuations. The $640 million from continuing operations (31 December 2020: $484 million) referred to above includes the following items:

-	Equity securities and holdings in collective investment schemes of $577 million (31 December 2020: $445 million) consisting primarily of property and infrastructure funds held by the participating funds, which are externally valued using the net asset value of the invested entities; and
-	Other sundry individual financial instruments of a net asset of $63 million (31 December 2020: net asset of $39 million).

Of the net assets from continuing operations of $640 million (31 December 2020: $484 million) referred to above:

-	A net asset of $506 million (31 December 2020: $395 million) is held by the participating funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments; and
-	A net asset of $129 million (31 December 2020: $89 million) is held to support non-linked shareholder-backed business, of which $112 million (31 December 2020: $89 million) are externally valued and are therefore inherently less subjective than internal valuations. If the value of all these level 3 financial instruments decreased by 20 per cent, the change in valuation would be $(26) million (31 December 2020: $(18) million), which would reduce shareholders’ equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted operating profit.

(b)  Transfers into and out of levels

The Group’s policy is to recognise transfers into and out of levels as of the end of each reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During 2021, the transfers between levels within the Group’s portfolio, were primarily transfers from level 1 to level 2 of $3,789 million (31 December 2020: $3,927 million) and transfers from level 2 to level 1 of $1,742 million (31 December 2020: $1,631 million). These transfers which relate to equity securities and debt securities arose to reflect the change in the observed valuation inputs and in certain cases, the change in the level of trading activities of the securities. There were transfers out of level 3 of $12 million (31 December 2020: nil) and into level 3 of $30 million (31 December 2020: $32 million) in the year.

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at 1 January 2021 to that presented at 31 December 2021.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments. Total gains (losses) recorded in other comprehensive income largely comprises the translation of investments into the Group's presentational currency of US dollars.

	2021 $m
		Equity
		securities
		and holdings
		in collective
Reconciliation of movements in level 3 assets		investment	Debt	US
and liabilities measured at fair value	Loans	schemes	securities	(discont’d)	Group total
Balance at 1 Jan	6	445	33	1,370	1,854
Removal of discontinued US operations	—	—	—	(1,370)	(1,370)
Total (losses) gains in income statementnote	(1)	6	(3)	—	2
Total losses recorded in other comprehensive income	—	(5)	(2)	—	(7)
Purchases and other additions	—	143	—	—	143
Transfers (out of) into level 3	—	(12)	30	—	18
Balance at 31 Dec	5	577	58	—	640

	2020 $m
				Net asset
				value
		Equity		attributable
		securities		to unit
		and holdings		holders of
		in collective		consolidated
Reconciliation of movements in level 3 assets		investment	Debt	investment	US
and liabilities measured at fair value	Loans	schemes	securities	funds	(discont’d)	Group total
Balance at 1 Jan	—	264	6	(2)	1,140	1,408
Total gains (losses) in income statementnote	—	49	(5)	2	(72)	(26)
Total gains (losses) recorded in other comprehensive income	—	9	—	—	(2)	7
Purchases	—	255	—	—	363	618
Sales	—	(132)	—	—	(123)	(255)
Issues	6	—	—	—	(204)	(198)
Settlements	—	—	—	—	247	247
Transfers into level 3	—	—	32	—	21	53
Balance at 31 Dec	6	445	33	—	1,370	1,854

Note

Of the total net gain in the income statement of $2 million from continuing operations in 2021 (2020: $46 million), $2 million (2020: $12 million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2021 $m	2020 $m
Loans	(1)	—
Equity securities and holdings in collective investment schemes	6	11
Debt securities	(3)	1
Total continuing operations	2	12

(c)Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost which approximates fair value.

	31 Dec 2021 $m				31 Dec 2020 $m
	Level 2	Level 3			Level 2	Level 3
	Valuation	Valuation			Valuation	Valuation
	based on	based on			based on	based on
	significant	significant			significant	significant
	observable	unobservable			observable	unobservable
	market	market	Fair	Carrying	market	market	Fair	Carrying
	inputs	inputs	value	value	inputs	inputs	value	value
Assets
Loans	2,152	—	2,152	1,941	2,026	—	2,026	1,826
Liabilities	—	—	—	—	—	—	—	—
Core structural borrowings of shareholder-financed businesses	(6,565)	—	(6,565)	(6,127)	(7,178)	—	(7,178)	(6,383)
Operational borrowings (excluding lease liabilities)	(514)	—	(514)	(514)	(501)	—	(501)	(501)
Obligations under funding, securities lending and sale and repurchase agreements	(223)	—	(223)	(223)	(231)	—	(231)	(271)
Total continuing operations	(5,150)	—	(5,150)	(4,923)	(5,884)	—	(5,884)	(5,329)
Discontinued US operations					(2,899)	(2,617)	(5,516)	(5,497)
Total Group					(8,783)	(2,617)	(11,400)	(10,826)

The fair value of the assets and liabilities in the table above, with the exception of the subordinated and senior debt issued by the parent company, has been estimated from the discounted cash flows expected to be received or paid. Where appropriate, the observable market interest rate has been used and the assets and liabilities are classified within level 2. Otherwise, they are included as level 3 assets or liabilities. The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

C2.3Additional information on financial instruments

(a)	Financial risk

Liquidity analysis

Contractual maturities of financial liabilities on an undiscounted cash flow basis

The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities and investment contracts that are separately presented. The financial liabilities are included in the column relating to the contractual maturities of the undiscounted cash flows (including contractual interest payments) based on the earliest period in which the Group can be required to pay assuming conditions are consistent with those of year end.

	31 Dec 2021 $m
		Contractual maturity profile for financial liabilities
	Total		After 1	After 5	After 10	After 15			Total
	carrying	1 year	year to	years to	years to	years to	Over	No stated	undiscounted
Financial liabilities	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businesses*,note C5.1	6,127	1,872	1,253	1,817	1,642	—	—	750	7,334
Lease liabilities under IFRS 16	347	110	216	45	11	—	—	—	382
Other operational borrowings	514	514	—	—	—	—	—	—	514
Obligations under funding, securities lending and sale and repurchase agreements	223	223	—	—	—	—	—	—	223
Accruals, deferred income and other liabilities	7,983	5,972	—	—	—	—	—	2,011	7,983
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,664	5,664	—	—	—	—	—	—	5,664
Total	20,858	14,355	1,469	1,862	1,653	—	—	2,761	22,100

*

On 20 January 2022, US$1,725 million of notes in core structural borrowings of shareholder-financed businesses were redeemed. As of 31 December 2021, these amounts have been included as having a contractual maturity of 1 year or less in the table above.

	31 Dec 2020 $m
		Contractual maturity profile for financial liabilities
	Total		After 1	After 5	After 10	After 15			Total
	carrying	1 year	year to	years to	years to	years to	Over	No stated	undiscounted
Financial liabilities	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesnote C5.1	6,383	119	1,179	1,726	631	—	—	3,725	7,380
Lease liabilities under IFRS 16	445	132	285	68	20	—	—	—	505
Operational borrowings	501	501	—	—	—	—	—	—	501
Obligations under funding, securities lending and sale and repurchase agreements	271	271	—	—	—	—	—	—	271
Accruals, deferred income and other liabilities	8,445	6,845	183	—	—	—	—	1,504	8,532
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,481	5,481	—	—	—	—	—	—	5,481
Total continuing operations	21,526	13,349	1,647	1,794	651	—	—	5,229	22,670
Discontinued US operations	18,802	7,676	4,790	2,563	1,056	—	1	3,583	19,669
Total Group	40,328	21,025	6,437	4,357	1,707	—	1	8,812	42,339

Maturity analysis of derivatives

The following table shows the carrying value of the gross and net derivative positions from continuing operations.

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2021	481	(262)	219
31 Dec 2020	379	(439)	(60)

All net derivatives have been included at fair value due within one year or less, representing the basis on which they are managed (ie to manage principally asset or liability value exposures). The Group has no cash flow hedges and, in general, contractual maturities are not considered essential for an understanding of the timing of the cash flows for these instruments.

Maturity analysis of investment contracts

The table below shows the maturity profile for investment contracts based on undiscounted cash flow projections of expected benefit payments from continuing operations.

	Maturity profile for investment contracts $m
	Total		After 1	After 5	After 10	After 15		Total
	carrying	1 year	year to	years to	years to	years to	Over	undiscounted
	value	or less	5 years	10 years	15 years	20 years	20 years	cash flows
31 Dec 2021	459	14	442	63	16	6	2	543
31 Dec 2020	470	14	490	2	1	—	—	507

The undiscounted cash flows in the maturity profile shown above excludes contracts which have no stated maturity but which are repayable on demand.

Most investment contracts have options to surrender early, often subject to surrender or other penalties. Therefore, most contracts can be said to have a contractual maturity of less than one year, but the additional charges and term of the contracts mean these are unlikely to be exercised in practice and the more useful information is to present information on expected payment.

The vast majority of the Group’s financial assets are held to back the Group’s policyholder liabilities. Although asset/liability matching is an important component of managing policyholder liabilities (both those classified as insurance and those classified as investments), this profile is mainly relevant for managing market risk rather than liquidity risk. Within each business unit, this asset/liability matching is performed on a portfolio-by-portfolio basis.

In terms of liquidity risk, a large proportion of the policyholder liabilities contain discretionary surrender values or surrender charges, meaning that many of the Group’s liabilities are expected to be held for the long term. Much of the Group’s investment portfolios are in marketable securities, which can therefore be converted quickly to liquid assets.

For the reasons provided above, an analysis of the Group’s assets by contractual maturity is not considered meaningful to evaluate the nature and extent of the Group’s liquidity risk.

Credit risk

The Group’s maximum exposure to credit risk of financial instruments before any allowance for collateral or allocation of losses to policyholders is represented by the carrying value of financial instruments on the balance sheet that have exposures to credit risk comprising cash and cash equivalents, deposits, debt securities, loans and derivative assets, accrued investment income and other debtors. The collateral in place in relation to derivatives is described in note (c) below. The Group’s exposure to credit risk is further discussed in the Risk review report.

Of the total loans and receivables from continuing operations held at 31 December 2021, $7 million (31 December 2020: $8 million) are past their due date but are not impaired, of which $2 million are less than one year past their due date (31 December 2020: $1 million). The Group expects full recovery of these loans and receivables.

There are no financial assets that would have been past due or impaired had the terms not been renegotiated in both years.

In addition, the Group did not take possession of any other collateral held as security in both years.

Further details of collateral in place in relation to derivatives, securities lending, repurchase agreements and other transactions are provided in note (c) below.

Foreign exchange risk

As at 31 December 2021, the Group held 26 per cent (31 December 2020: 24 per cent) of its financial assets and 63 per cent (31 December 2020: 57 per cent) of its financial liabilities from continuing operations in currencies mainly USD, other than the functional currency of the relevant business units or the currency to which the functional currency is pegged (eg financial assets and liabilities of USD denominated business in Hong Kong). The exchange risks inherent in these exposures are mitigated through the use of derivatives, mainly forward currency contracts and currency swaps as described in note (b) below.

The amount of exchange loss recognised in the income statement from continuing operations in 2021, except for those arising on financial instruments measured at fair value through profit or loss, is $132 million (2020: $33 million; 2019: $72 million).

(b)    Derivatives and hedging

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures, to facilitate efficient portfolio management and for investment purposes.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IAS 39. The Group has no net investment, fair value or cash flow hedges under IAS 39 at 31 December 2021 and 2020. All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

Embedded derivatives are embedded within other non-derivative host financial instruments and insurance contracts to create hybrid instruments. Embedded derivatives meeting the definition of an insurance contract are accounted for under IFRS 4. Where economic characteristics and risks of the embedded derivatives are not closely related to the economic characteristics and risks of the host instrument, and where the hybrid instrument is not measured at fair value with the changes in fair value recognised in the income statement, the embedded derivative is required to be bifurcated and carried at fair value as a derivative measured in accordance with IAS 39.

In addition, the Group applies the option under IFRS 4 to not separate and fair value surrender options embedded in host contracts and with-profits investment contracts whose strike price is either a fixed amount or a fixed amount plus interest.

Derivatives held and their purpose

The Group enters into a variety of exchange traded and over-the-counter derivative financial instruments, including futures, options, forward contracts, swaps and swaptions.

All over-the-counter derivative transactions are conducted under standardised ISDA (International Swaps and Derivatives Association Inc) master agreements and collateral agreements are in place between the individual entities and relevant counterparties under each of these market master agreements.

Derivatives are used for efficient portfolio management to obtain cost effective and management of exposure to various markets in accordance with the Group’s investment strategies and to manage exposure to interest rate, currency, credit and other business risks. The Group also uses interest rate derivatives to reduce exposure to interest rate volatility.

(c)    Derecognition, collateral and offsetting

Derecognition of financial assets and liabilities

The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

Reverse repurchase agreements

The Group is party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position but the right to receive the cash paid is recognised as deposits.

The Group has entered into reverse repurchase transactions under which it purchased securities and had taken on the obligation to resell the securities. At 31 December 2021, the fair value of the collateral held in respect of these transactions, which is represented by the purchased securities, was $2,149 million (31 December 2020: $602 million from continuing operations; $1 million from discontinued operations).

Securities lending and repurchase agreements

The Group is also party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. To the extent cash collateral is received it is recognised on the statement of financial position with the obligation to repay the cash paid recognised as a liability. Other collateral is not recognised.

At 31 December 2021, the Group had $854 million (31 December 2020: $895 million from continuing operations; $1,112 million from discontinued operations) of lent securities and assets subject to repurchase agreements. The cash and securities collateral held or pledged under such agreements were $913 million (31 December 2020: $934 million from continuing operations; $1,113 million from discontinued operations).

Collateral and pledges under derivative transactions

At 31 December 2021, the Group had pledged $99 million (31 December 2020: $85 million from continuing operations; $2,337 million from discontinued operations) for liabilities and held collateral of $50 million (31 December 2020: $181 million from continuing operations; $2,125 million from discontinued operations) in respect of over-the-counter derivative transactions. These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

The Group has entered into collateral arrangements in relation to over-the-counter derivative transactions, which permit sale or re-pledging of underlying collateral. The Group has not sold any collateral held or re-pledged any collateral.

All over-the-counter derivative transactions are conducted under standardised International Swaps and Derivatives Association (ISDA) master agreements. The collateral management for these transactions is conducted under the usual and customary terms and conditions set out in the Credit Support Annex to the ISDA master agreement.

Other collateral

At 31 December 2021, the Group had no pledged collateral (31 December 2020: $2,614 million from discontinued operations) in respect of other transactions. The 2020 amount principally arose from Jackson’s membership of the Federal Home Loan Bank of Indianapolis (FHLBI) that required Jackson to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances in the form of either short-term or long-term notes or funding agreements issued to FHLBI.

Offsetting assets and liabilities

The Group’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Group recognises amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Group’s financial instruments subject to master netting arrangements:

	31 Dec 2021 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities
	sheet	instruments	collateral	collateral	Net amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	170	(94)	(31)	(1)	44
Reverse repurchase agreements	2,135	—	—	(2,134)	1
Total financial assets	2,305	(94)	(31)	(2,135)	45
Financial liabilities:
Derivative liabilities	(165)	94	63	—	(8)
Securities lending and repurchase agreements	(222)	—	153	69	—
Total financial liabilities	(387)	94	216	69	(8)

	31 Dec 2020 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities	Net
	sheet	instruments	collateral	collateral	amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	304	(87)	(151)	—	66
Reverse repurchase agreements	587	—	—	(587)	—
Continuing operations	891	(87)	(151)	(587)	66
Discontinued US operations	2,220	(35)	(1,098)	(891)	196
Total financial assets	3,111	(122)	(1,249)	(1,478)	262
Financial liabilities:
Derivative liabilities	(160)	87	69	—	(4)
Securities lending and repurchase agreements	(271)	—	231	40	—
Continuing operations	(431)	87	300	40	(4)
Discontinued US operations	(1,156)	35	13	1,100	(8)
Total financial liabilities	(1,587)	122	313	1,140	(12)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)	In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.